Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

NOTE 10: STOCK-BASED COMPENSATION

Stock Options

During the nine months ended September 30, 2020, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the nine months ended September 30, 2020:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2019	377,227	$1.86
Grants	11,032,732	0.03
Exercised	(6)	3,750.00
Cancelled	(81,962)	1.53
Balance as of September 30, 2020	11,327,991	$0.08

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2020 was $0.0062. The total fair value of stock options that granted during the nine ended September 30, 2020 was approximately $68,429. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the nine months ended September 30, 2020:

Expected term (years)	0.3
Expected stock price volatility	32.49%
Weighted-average risk-free interest rate	0.03%
Expected dividend	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2020:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	11,327,991	9.69	$0.08
Exercisable	851,439	8.80	0.70
Expected to vest	10,476,552	9.76	$0.03

As of September 30, 2020 and December 31, 2019, there was $25,413 and $18,229, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the nine months ended September 30, 2020, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the nine months ended September 30, 2020:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2019	524,337	0.97
Shares of restricted stock granted	18,430,000	0.0001
Exercised	-	-
Cancelled	(72,145)	0.60
Balance as of September 30, 2020	18,882,192	0.02

	June 30,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	12,582,192	57,243
Non-vested	6,300,000	467,094

As of September 30, 2020 and December 31, 2019, there was $4,806 and $147,743, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation, which is expected to be recognized over the next year.

NOTE 9: SHARE-BASED COMPENSATION

Stock Options

During the years ended December 31, 2019 and 2018, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the years ended December 31, 2019 and 2018:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2017	-	-
Grants of stock options	307,021	3.71
Awards Canceled	(140,636)	3.09
Balance as of December 31, 2018	166,385	$3.45
Grants of stock options	295,810	1.09
Cancelled stock options	(84,968)	3.82
Balance as of December 31, 2019	377,227	$1.86

The weighted average grant date fair value of stock options granted during the year ended December 31, 2019 was $0.72. The total fair value of stock options that granted during the year ended December 31, 2019 was approximately $211,838. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2019:

Expected term (years)	2.8
Expected stock price volatility	153.58%
Weighted-average risk-free interest rate	1.13%
Expected dividend	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2019:

	Number of	Weighted-Average Remaining Contractual Life	Weighted- Average Exercise
	Options	(In Years)	Price
Outstanding	377,277	6.64	$1.86
Exercisable	112,100	5.81	3.95
Expected to vest	265,127	6.99	$0.98

As of December 31, 2019 and 2018, there was approximately $18,229 and $142,000, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the years ended December 31, 2019 and 2018, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the years ended December 31, 2019 and 2018:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2017	-	-
Shares of restricted stock granted	235,576	3.13
Exercised	-	-
Cancelled	(109,144)	2.47
Balance as of December 31, 2018	126,432	$3.70
Shares of restricted stock granted	900,203	0.78
Exercised	(261,135)	1.67
Cancelled	(241,163)	0.95
Balance as of December 31, 2019	524,337	0.79

	December 31,
Number of Restricted Stock Awards	2019	2018
Vested	57,243	-
Non-vested	467,094	126,432

As of December 31, 2019 and 2018, there was approximately $147,743 and $291,000, respectively, of total unrecognized compensation cost related to non-vested share-based compensation, which is expected to be recognized over the next year.